Cover Cover	May 07, 2020	Oct. 29, 2019
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 29, 2021
Entity Registrant Name	EXLSERVICE HOLDINGS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-33089
Entity Tax Identification Number	82-0572194
Entity Address, Address Line One	320 Park Avenue,
Entity Address, Address Line Two	29th Floor,
Entity Address, City or Town	New York,
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	212
Local Phone Number	277-7100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	EXLS
Security Exchange Name	NASDAQ
Amendment Flag		false
Entity Central Index Key		0001297989